Equity (Details)						1 Months Ended					6 Months Ended
	Mar. 16, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares	Sep. 09, 2022 shares	Sep. 09, 2022 USD ($)	Sep. 07, 2022 USD ($) shares	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) shares	Apr. 25, 2023 CNY (¥) shares	Apr. 25, 2023 USD ($) $ / shares shares	Sep. 06, 2022 shares	Jun. 10, 2022 shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)
Equity [Line Items]
Reverse share split	1 to 1.25	1 for 1.25
Total dividend declared																				¥ 18,770,000	$ 2,633,721	¥ 18,770,000	$ 2,633,721
Dividends outstanding											¥ 6,937,500		$ 973,438	¥ 6,937,500	$ 973,438
After-tax net income percentage											3.40%	(0.10%)
Percentage of registered capital											50.00%
Net assets											¥ 6,400,000		$ 800,000
PRC [Member]
Equity [Line Items]
After-tax net income percentage											10.00%
Warrant [Member]
Equity [Line Items]
Value of warrant evaluated																¥ 360,874	$ 50,591
Minimum [Member]
Equity [Line Items]
Shares authorized	400,000,000
Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares authorized		400,000,000
Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares authorized	500,000,000	500,000,000
JYD RHTD [Member]
Equity [Line Items]
Capital injection								¥ 2,450,000	$ 343,773
Oranda [Member]
Equity [Line Items]
Capital injection						¥ 20,000	$ 2,806
Inter-Group [Member]
Equity [Line Items]
Total dividend declared																				6,839,000	959,617	6,839,000	959,617
Individual Shareholders [Member]
Equity [Line Items]
Total dividend declared																				¥ 11,931,000	$ 1,674,103	¥ 11,931,000	$ 1,674,103
Jayud Global Logistics Ltd [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.000125	$ 0.0001
Jayud Global Logistics Ltd [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.000125
Common Class A [Member]
Equity [Line Items]
Shares authorized											480,000,000		480,000,000	480,000,000	480,000,000
Ordinary shares, par value (in Dollars per share) | (per share)											¥ 0.0001		$ 0.0001	¥ 0.0001
Ordinary shares issued											14,942,623		14,942,623	14,942,623	14,942,623
Granted shares					800,000
Shares under reverse share split	10,872,320	13,590,400
Shares prior to reverse share split	13,590,400	10,872,320
Ordinary shares outstanding											14,942,623		14,942,623	14,942,623	14,942,623
Common Class A [Member] | Warrant [Member]
Equity [Line Items]
Warrants to purchase ordinary shares																37,500	37,500
Warrants exercise price per share (in Dollars per share) | $ / shares																	$ 4
Common Class A [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued																		1,370,400	9,420,000
Issuance of new shares												1,250,000
Ordinary shares outstanding											14,942,623		14,942,623	14,942,623	14,942,623
Common Class A [Member] | Third Party Investors [Member]
Equity [Line Items]
Ordinary shares			2,000,000
Consideration (in Dollars) | $				$ 5,000,000
Common Class A [Member] | Jayud Global Logistics Ltd [Member]
Equity [Line Items]
Shares authorized	480,000,000	384,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized											20,000,000		20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share) | (per share)											¥ 0.0001		$ 0.0001	¥ 0.0001
Ordinary shares issued											6,409,600		6,409,600	6,409,600	6,409,600
Shares under reverse share split		6,409,600
Shares prior to reverse share split	5,127,680	5,127,680
Shares prior to forward share split	6,409,600
Ordinary shares outstanding											6,409,600		6,409,600	6,409,600	6,409,600
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued																			6,409,600
Issuance of new shares
Ordinary shares outstanding											6,409,600		6,409,600	6,409,600	6,409,600
Class B Ordinary Shares [Member] | Jayud Global Logistics Ltd [Member]
Equity [Line Items]
Shares authorized	20,000,000	16,000,000
Initial Public Offering [Member]
Equity [Line Items]
Consideration amount (in Dollars) | $
Initial Public Offering [Member] | Common Class A [Member]
Equity [Line Items]
Net proceeds (in Dollars) | $										$ 4,860,000
Price per share (in Dollars per share) | $ / shares										$ 4
Issuance of new shares										1,250,000
Over-Allotment Option [Member] | Common Class A [Member]
Equity [Line Items]
Issuance of new shares										102,223